Approval of the financial statements	12 Months Ended
Dec. 31, 2022
Approval of the Financial Statements [Abstract]
Approval of the financial statements
9.	Approval of the financial statements
The financial statements were approved by the Board of Directors on May 10, 2023 and approved for publication.